Finance Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Finance Expenses [Abstract]
Finance Expenses
Finance expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Interest expense	￦	1,789,552	1,868,458	2,046,811
Losses on sale of financial assets		2,343	1	2,106
Losses on valuation of financial assets at fair value through profit or loss		—	6,616	4,513
Impairment of available-for-sale financial assets		2,713	—	—
Losses on valuation of derivatives		890,832	46,740	45,385
Losses on transaction of derivatives		198,218	32,448	71,546
Losses on foreign currency translation		207,944	393,859	553,731
Losses on foreign currency transaction		35,175	121,763	55,509
Losses on repayment of financial liabilities		5	—	—
Other		1,170	858	2,555

	￦	3,127,952	2,470,743	2,782,156

Interest Expenses
Details of interest expense included in finance expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

		2017	2018	2019
		In millions of won
Trade and other payables	￦	57,160	42,830	94,019
Short-term borrowings		35,891	32,545	42,971
Long-term borrowings		87,011	92,243	119,806
Debt securities		1,698,232	1,771,544	1,827,511
Other financial liabilities		491,665	505,112	558,464

		2,369,959	2,444,274	2,642,771

Less: Capitalized borrowing costs		(580,407)	(575,816)	(595,960)

	￦	1,789,552	1,868,458	2,046,811

Capitalization rates for the years ended December 31, 2017, 2018 and 2019 are 2.30%~3.60%, 2.17%~3.86% and 2.37%~3.44%, respectively.